PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2023	2024
	RMB	RMB	US$
Store operating equipment	2,417,877	3,216,933	440,797
Leasehold improvements	2,235,034	3,140,345	430,302
Office equipment and others	315,291	405,266	55,531
Office buildings	480,792	689,445	94,470
Assets subject to operating leases	346,223	346,223	47,441
Mechanical equipment	82,303	255,576	35,020
Construction in progress	345,904	152,980	20,961
	6,223,424	8,206,768	1,124,522
Less: accumulated depreciation	(2,036,969)	(3,115,060)	(426,837)
Less: impairment	(17,314)	(25,805)	(3,536)

	4,169,141	5,065,903	694,149